Supplementary cash flow information (Schedule of change in non-cash working capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplementary Cash Flow Information [Abstract]
Trade and other receivables	$ 3,252	$ 16,198
Other financial assets/liabilities	12,540	(17,290)
Inventories	(11,759)	(32)
Prepaid expenses	(3,484)	(38)
Trade and other payables	5,613	(19,608)
Provisions and other liabilities	(2,591)	(1,030)
Change in non-cash working capital	$ 3,572	$ (21,800)